Debt with Related Parties - Disclosure of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		$ 22,313	$ 14,923
Professional fees payable	[1]	209,471	72,307
Total		77,359	429,671
Shareholders
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		20,800	112,844
Other related parties
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		53,189	288,686
Professional fees payable		0	1,401
Key management personnel
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		1,979	10,649
Deferred bonus expense payable		0	11,412
Interest accrued on deferred bonus		1,191	3,604
Close family member of key management
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		$ 200	$ 1,075

[1]	An amount of Ps. 93,075 in IPO services was incurred in the nine-month period ended on September 30, 2024, out of which Ps. 69,806 was recognized as an expense and Ps. 23,269 was capitalized as part of the net proceeds of the new shares.